Net Income (Loss) Per Share - Schedule of Anti-dilutive Effect Excluded from Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net income (loss)	$ (32,954)	$ (35,044)	$ (28,844)	$ (33,726)	$ (29,089)	$ 92,105	$ (96,842)	$ 29,290	$ (5,005)	$ (95,764)
Weighted-average common shares outstanding-basic	57,853,132			57,447,192			57,788,755	57,372,399	57,399,762	55,283,318
Dilutive securities	$ 0			$ 0			$ 0	$ 528,899
Weighted-average common shares outstanding-diluted	57,853,132			57,447,192			57,788,755	57,901,298	57,399,762	55,283,318
Net income (loss) per share-basic	$ (0.57)			$ (0.59)			$ (1.68)	$ 0.51	$ (0.09)	$ (1.73)
Net income (loss) per share-diluted	$ (0.57)			$ (0.59)			$ (1.68)	$ 0.51	$ (0.09)	$ (1.73)